Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	Year ended December 31,
	2024	2023	2022
Government grant	68,529	70,612	1,592
Interest income on bank deposits	557	595	21
Other	27	201	15,023
	69,113	71,408	16,636